Capital and financial risk management - Credit risk for trade receivables (Details) - Credit risk - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Credit risk for trade receivables
Gross receivables	€ 2,816	€ 2,926
Less provisions	(1,198)	(1,385)
Net receivables	1,618	1,541
Provisions for bad and doubtful receivables charged to administrative expenses	528	589
Current
Credit risk for trade receivables
Trade receivables	3,389	3,322
30 days or less
Credit risk for trade receivables
Gross receivables	810	730
Less provisions	(32)	(27)
Net receivables	778	703
Between 31 and 60 days
Credit risk for trade receivables
Gross receivables	226	125
Less provisions	(35)	(23)
Net receivables	191	102
Between 61 and 180 days
Credit risk for trade receivables
Gross receivables	530	648
Less provisions	(206)	(258)
Net receivables	324	390
Greater than 180 days
Credit risk for trade receivables
Gross receivables	1,250	1,423
Less provisions	(925)	(1,077)
Net receivables	325	346
Europe | Overdue
Credit risk for trade receivables
Trade receivables	942	789
AMAP | Overdue
Credit risk for trade receivables
Trade receivables	€ 306	€ 423	€ 423